BACKGROUND - Exchange rates applied (Details)	6 Months Ended
	Jun. 30, 2018 ₫ / £ $ / £ ฿ / £ $ / £ RM / £ ₨ / £ Rp / £ $ / £ ¥ / £	Jun. 30, 2017 ₫ / £ $ / £ ฿ / £ $ / £ RM / £ ₨ / £ Rp / £ $ / £ ¥ / £	Dec. 31, 2017 ₫ / £ $ / £ ฿ / £ $ / £ RM / £ ₨ / £ Rp / £ $ / £ ¥ / £
Hong Kong
Exchange rates
Opening / Closing rate	10.36	10.14	10.57
Average rate	10.78	9.80
Indonesia
Exchange rates
Opening / Closing rate | Rp / £	18,919.18	17,311.76	18,353.44
Average rate | Rp / £	18,938.64	16,793.63
Malaysia
Exchange rates
Opening / Closing rate | RM / £	5.33	5.58	5.47
Average rate | RM / £	5.42	5.53
Singapore
Exchange rates
Opening / Closing rate	1.80	1.79	1.81
Average rate	1.83	1.77
China
Exchange rates
Opening / Closing rate | ¥ / £	8.75	8.81	8.81
Average rate | ¥ / £	8.76	8.66
India
Exchange rates
Opening / Closing rate | ₨ / £	90.46	83.96	86.34
Average rate | ₨ / £	90.37	82.77
Vietnam
Exchange rates
Opening / Closing rate | ₫ / £	30,310.96	29,526.43	30,719.60
Average rate | ₫ / £	31,329.01	28,612.70
Thailand
Exchange rates
Opening / Closing rate | ฿ / £	43.74	44.13	44.09
Average rate | ฿ / £	43.66	43.72
US dollars
Exchange rates
Opening / Closing rate	1.32	1.30	1.35
Average rate	1.38	1.26